Stock-Based Compensation and Awards - 2015 Stock Incentive Plan (Narrative) (Details)	Nov. 02, 2015
Stock Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock split, conversion ratio (per share)	2